Schedule of Unrecognized Tax Roll Forward (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Income Taxes Schedule Of Reconcilation, Activity 1	$ 21,875
Income Taxes Schedule Of Reconcilation, Activity 2	20,255
Income Taxes Schedule Of Reconcilation, Activity 3	884
Income Taxes Schedule Of Reconcilation, Activity 4	1,620
Income Taxes Schedule Of Reconcilation, Activity 5	(22,759)
Income Taxes Schedule Of Reconcilation, Activity 6	0
Income Taxes Schedule Of Reconcilation, Activity 7	0
Income Taxes Schedule Of Reconcilation, Activity 8	$ 21,875